JULY 7, 2006

                                   TOUCHSTONE
                                   INVESTMENTS

                           Touchstone Value Plus Fund
                      Touchstone Large Cap Core Equity Fund
                      Touchstone Growth Opportunities Fund

                    SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2005

NOTICE OF REORGANIZATION OF THE VALUE PLUS FUND INTO THE LARGE CAP CORE EQUITY
                             FUND

The Board of Trustees of Touchstone Strategic Trust (the "Trust") has approved a proposal to reorganize the Value Plus Fund into the Large Cap Core Equity Fund.

If shareholders of the Value Plus Fund approve the reorganization proposal, the Value Plus Fund will liquidate by transferring substantially all of its assets to the Large Cap Core Equity Fund. Class A and Class B shares of the Value Plus Fund will be exchanged for Class A shares of the Large Cap Core Equity Fund and Class C shares of the Value Plus Fund will be exchanged for Class C shares of the Large Cap Core Equity Fund. Shareholders will not incur any sales charges or other transaction charges as a result of the reorganization. After the reorganization, the Large Cap Core Equity Fund will retain its current investment goals and strategies and current portfolio managers.

Shareholders of record of the Value Plus Fund as of June 12, 2006 are entitled to vote on the reorganization proposal at a special meeting of shareholders to be held on August 7, 2006. Shareholders of the Value Plus Fund will be mailed information detailing the reorganization proposal on or about July 7, 2006.

For more information about the Large Cap Core Equity Fund's investment goals and strategies, see the Trust's prospectus. You can obtain a copy of the prospectus by calling 1.800.543.0407, by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354 or by visiting our website at www.touchstoneinvestments.com.

     NOTICE OF TERMINATION OF CLASS B SHARES OF THE VALUE PLUS FUND AND THE
                           LARGE CAP CORE EQUITY FUND

Effective July 7, 2006, Class B shares of the Value Plus Fund and the Large Cap Core Equity Fund will no longer be available for purchase.

Class B shares of the Value Plus Fund and Class B shares of the Large Cap Core Equity Fund will be exchanged for Class A shares of the Large Cap Core Equity Fund on or about August 11, 2006. Future purchases of Class A shares of the Large Cap Core Equity Fund by former Class B shareholders of the Value Plus Fund and Large Cap Core Equity Fund will be subject to the front-end sales charge imposed on purchases of Class A shares.

For more information about the sales charges and fees for Class A shares of the Large Cap Core Equity Fund, see the Trust's prospectus. You can obtain a copy of the prospectus by calling 1.800.543.0407, by writing the Trust at P.O. Box 5354, Cincinnati, Ohio 45201-5354 or by visiting our website at www.touchstoneinvestments.com.

     NOTICE OF CHANGE IN PORTFOLIO MANAGER FOR THE GROWTH OPPORTUNITIES FUND

Thomas A. Trantum, a portfolio manager, is no longer responsible for the daily management of the Growth Opportunities Fund. The section entitled "Sub-Advisor to the Growth Opportunities Fund" on page 20 of the Prospectus is hereby replaced with the following section:

SUB-ADVISOR TO THE GROWTH OPPORTUNITIES FUND
-------------------------------------------------------------------------------
MASTRAPASQUA ASSET MANAGEMENT, INC. ("MASTRAPASQUA")
814 CHURCH STREET, NASHVILLE, TN 37203

Mastrapasqua has been registered as an investment advisor since 1993 and has managed the Fund since its inception. Frank Mastrapasqua, Ph.D., Chairman and Chief Executive Officer of Mastrapasqua, is primarily responsible for the daily management of the Fund. Mr. Mastrapasqua has served as a portfolio manager for Mastrapasqua since 1993 and has managed the Fund since its inception.

 NOTICE OF INCREASE IN OPERATING EXPENSES FOR THE LARGE CAP CORE EQUITY FUND

Under the terms of a Sponsor Agreement between Touchstone Advisors, Inc. ("Touchstone Advisors") and the Trust, Touchstone Advisors provides certain management support and administrative oversight services to the Funds, in exchange for the payment of a sponsor fee. Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain expenses in order to limit the annual net operating expense ratio for each class of shares of the Large Cap Core Equity Fund (the "Fund") to the amounts stated in the Sponsor Agreement.

Effective April 1, 2006, the Board of Trustees approved an amendment to the Sponsor Agreement in order to increase the Fund's annual net operating expense ratio from 1.00% to 1.15% for Class A shares and from 1.75% to 1.90% for Class B and Class C shares. The amendment also extends the period that the operating expense ratios will be in effect until March 31, 2007. The table showing the Fund's "Annual Fund Operating Expenses" on page 9 of the Prospectus has been revised to reflect a decrease in "Fee Waivers and/or Expense Reimbursements" and an increase in "Net Expenses" as a result of the amendment to the Sponsor Agreement. The Statement of Additional Information has also been amended to provide additional information about the services provided to the Funds under the Sponsor Agreement.

THE FUND'S FEES AND EXPENSES
-------------------------------------------------------------------------------
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

                                                                                  SHAREHOLDER FEES
                                                                       (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
-----------------------------------------------------------------------------------------------------------------------------------
                                                               Class A Shares   Class B Shares     Class C Shares
Maximum Sales Charge Imposed on
  Purchases (as a percentage of offering price)                 5.75%1                None              None

Maximum Deferred Sales Charge
  (as a percentage of original purchase price
  or the amount redeemed, whichever is less)                       *                  5.00%2            1.00%3

Wire Redemption Fee                                              Up to $15           Up to $15         Up to $15


                                                                           ANNUAL FUND OPERATING EXPENSES
                                                                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
-----------------------------------------------------------------------------------------------------------------------------------
Management Fees                                                  0.65%            0.65%                0.65%

Distribution (12b-1) Fees                                        0.25%            1.00%                1.00%

Other Expenses
     Sponsor Fees4                                               0.20%            0.20%                0.20%
     Other Expenses                                              1.07%            2.11%                1.86%

Total Annual Fund Operating Expenses                             2.17%            3.96%                3.71%

Fee Waiver and/or Expense Reimbursement5                         1.02%            2.06%                1.81%

Net Expenses5                                                    1.15%            1.90%                1.90%
-----------------------------------------------------------------------------------------------------------------------------------

* Purchases of $1 million or more do not pay a front-end sales charge, but may pay a contingent deferred sales charge ("CDSC") of 1.00% if shares are redeemed within 1 year of their purchase and compensation was paid to an unaffiliated broker-dealer.
1 You may pay a reduced sales charge on very large purchases.  (See "Reduced
   Class A Sales Charge" in this Prospectus.)
2 You will pay a 5.00% CDSC if shares are redeemed within 1 year of their purchase. The CDSC will be incrementally reduced over time. After the 6th year, there is no CDSC. The CDSC may be waived under certain circumstances described in this Prospectus.
3 The 1.00% CDSC is waived if shares are held for 1 year or longer or under other circumstances described in this Prospectus.
4 Pursuant to a Sponsor Agreement between Touchstone Advisors and the Trust, Touchstone Advisors has agreed to provide certain management support and administrative oversight services to the Fund, in exchange for the payment of a sponsor fee. For more information, see "The Investment Advisor" in the Statement of Additional Information.
5 "Fee Waiver and/or Expense Reimbursement" and "Net Expenses" are based upon the actual operating history for the fiscal year ended March 31, 2005, except they have been restated to reflect a decrease in "Fee Waivers and/or Expense Reimbursements" and an increase in "Net Expenses." Touchstone Advisors has contractually agreed to waive a portion of its advisory fee and/or reimburse certain Fund expenses in order to limit "Net Expenses" to certain amounts set forth in the Sponsor Agreement. Effective April 1, 2006 the Sponsor Agreement was amended in order to increase the limit on the Fund's "Net Expenses" from 1.00% to 1.15% for Class A shares and from 1.75% to 1.90% for Class B and Class C shares. These expense limitations will remain in effect until at least March 31, 2007.

EXAMPLE. The following example should help you compare the cost of investing in the Large Cap Core Equity Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except that contractual fee waivers are reflected only for the length of the contractual limit, i.e., the first year in the example. The example also reflects changes in the 10 year operating expenses of Class B shares since Class B shares convert to Class A shares after 8 years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


              ASSUMING REDEMPTION AT END OF PERIOD       ASSUMING NO REDEMPTION
--------------------------------------------------------------------------------
               CLASS A SHARES   CLASS B SHARES   CLASS C SHARES   CLASS B SHARES
-------------------------------------------------------------------------------
 1 Year           $  685        $  593          $  193            $  193
 3 Years1         $1,109        $1,204          $  954            $1,004
 5 Years1         $1,571        $1,948          $1,750            $1,848
10 Years1         $2,847        $3,6422         $3,832            $3,6422
-------------------------------------------------------------------------------
1 The examples for the 3, 5 and 10 year periods are calculated using the Total Annual Fund Operating Expenses before the limits agreed to under the Sponsor Agreement with Touchstone Advisors for periods after year 1.
2   Based on conversion to Class A shares after 8 years.

                        NOTICE OF ADDRESS CHANGE

The address of Touchstone Investments, Touchstone Advisors and Touchstone Securities, Inc. has changed to 303 Broadway, Suite 1100, Cincinnati, Ohio 45202-4203. Please use the new address when sending investments to Touchstone
by overnight mail.   The address of Fort Washington Investment Advisors, Inc.,
the Sub-Advisor to the Value Plus Fund, has changed to 303 Broadway, Suite 1200, Cincinnati, Ohio 45202-4203.







              303 Broadway o Suite 1100 o Cincinnati, OH 45202-4203
                 Ph: 800.543.0407 o wwwtouchstoneinvestments.com

        Touchstone Funds are distributed by Touchstone Securities, Inc.*
              *A registered broker-dealer and member NASD and SIPC
                A Member of Western & Southern Financial Group(R)

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE